Intangible assets, airport concessions and goodwill - Net: - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure by geographical areas:
Amortisation expense		$ 1,820,239	$ 1,750,239	$ 1,694,252
Amortization commercial rights		$ 181,545	$ 172,020	179,199
Explanation of value assigned to key assumption	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.8,375,900 and Ps.18,213,261, respectively in Mexico, $563,239 and Ps.4,995,314 in Aerostar, respectively, and Ps.1,273,721 and Ps.1,857,402 in Airplan, respectively.	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.8,375,900 and Ps.18,213,261, respectively in Mexico, $563,239 and Ps.4,995,314 in Aerostar, respectively, and Ps.1,273,721 and Ps.1,857,402 in Airplan, respectively.
Impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill		$ 52,182,311
Original concession period for operating rights	50 years	50 years
Airplan
Disclosure by geographical areas:
Original concession period for operating rights	40 years	40 years
Minimum | Airplan
Disclosure by geographical areas:
Original concession period for operating rights	24 years	24 years
Positive
Disclosure by geographical areas:
Expected probability-weighted cash flow	10.00%	10.00%
Base
Disclosure by geographical areas:
Expected probability-weighted cash flow	65.00%	65.00%
Negative
Disclosure by geographical areas:
Expected probability-weighted cash flow	25.00%	25.00%
CGU Mexico
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows	P28Y	P28Y
CGU Mexico | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic	5.00%	5.00%
Amount in excess of cash flow projections					$ 8,375,900
CGU Mexico | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic	5.00%	5.00%
Amount in excess of cash flow projections					18,213,261
CGU Aerostar
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows	P32Y	P32Y
Explanation of value assigned to key assumption			If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.60%), management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.3,937,096 and Ps.9,876,930, respectively.
Cash payments	$ 2,500
CGU Aerostar | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic	10.00%	10.00%
Amount in excess of cash flow projections	$ 563,239		$ 3,937,096
CGU Aerostar | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic	10.00%	10.00%
Amount in excess of cash flow projections			9,876,930		4,995,314
CGU Airplan
Disclosure by geographical areas:
Period elapsed from date of execution of certificate of commencement of execution	12 years	12 years
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.66)%, Management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.615,993 and Ps.1,102,280, respectively.	If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.66)%, Management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.615,993 and Ps.1,102,280, respectively.
CGU Airplan | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic	10.00%	10.00%
Amount in excess of cash flow projections			615,993		1,273,721
CGU Airplan | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic	10.00%	10.00%
Amount in excess of cash flow projections			1,102,280		$ 1,857,402
Licences
Disclosure by geographical areas:
Amortisation expense		$ 29,632	20,374	22,191
Colombia (Airplan)
Disclosure by geographical areas:
Amortisation expense		357,934	384,169	351,885
Amortization commercial rights		$ 101,795	96,455	$ 100,479
Percent of obligation to pay consideration on gross income	19.00%	19.00%		19.00%
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense		$ 492,505	433,328	$ 406,261
Percent of obligation to pay consideration on gross income				5.00%
Mexico
Disclosure by geographical areas:
Amortisation expense		$ 686,460	$ 664,267	$ 656,428